CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@eversheds-sutherland.com

November 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF Mutual Funds Trust (File Nos. 333-214468; 811-23213)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of USCF Mutual Funds Trust (the “Trust”) that (i) the forms of prospectus and statement of additional information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, which was filed on October 29, 2018, and (ii) the text of the Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A was filed electronically.

Please do not hesitate to contact the undersigned if you have any questions regarding this filing.

Sincerely,

/s/ Cynthia R Beyea
Cynthia R. Beyea

cc:	Daphne Frydman, USCF Advisers LLC